First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments
February 28, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 69.2%
	Construction & Engineering – 0.6%
15,400	Quanta Services, Inc.	$1,677,676
	Electric Utilities – 14.7%
63,000	Alliant Energy Corp. (a)	3,679,200
61,860	American Electric Power Co., Inc.	5,607,609
44,999	Constellation Energy Corp.	2,069,054
11,000	Duke Energy Corp.	1,104,510
7,900	Emera, Inc. (CAD)	369,602
453,230	Enel S.p.A., ADR	3,294,982
9,800	Eversource Energy	801,640
135,000	Exelon Corp.	5,745,600
8,100	Fortis, Inc. (CAD) (a)	371,162
11,500	Iberdrola S.A., ADR	520,352
17,800	IDACORP, Inc.	1,850,310
19,930	NextEra Energy, Inc.	1,559,921
8,280	Orsted A/S, ADR	359,021
198,480	PPL Corp.	5,194,222
157,390	Southern (The) Co.	10,194,150
12,600	Xcel Energy, Inc. (a)	848,358
		43,569,693
	Gas Utilities – 8.9%
344,960	AltaGas Ltd. (CAD) (a)	7,598,646
34,150	Atmos Energy Corp. (a)	3,750,012
46,200	National Fuel Gas Co.	2,875,488
95,120	New Jersey Resources Corp. (a)	4,149,134
34,900	ONE Gas, Inc.	2,899,841
30,000	Southwest Gas Holdings, Inc.	2,128,200
80,060	UGI Corp.	3,077,506
		26,478,827
	Independent Power & Renewable Electricity Producers – 1.0%
35,340	AES (The) Corp.	750,268
61,100	Clearway Energy, Inc., Class A	1,869,049
13,800	EDP Renovaveis S.A. (EUR) (b)	335,439
		2,954,756
	Multi-Utilities – 10.5%
105,000	Atco Ltd., Class I (CAD)	3,448,639
19,460	Black Hills Corp.	1,362,005
204,100	CenterPoint Energy, Inc. (a)	5,582,135
19,890	CMS Energy Corp.	1,273,159
22,800	Dominion Energy, Inc.	1,813,284
30,810	DTE Energy Co. (a)	3,746,188
112,070	Public Service Enterprise Group, Inc. (c)	7,265,498
41,070	Sempra Energy	5,923,116
5,840	WEC Energy Group, Inc.	530,739
		30,944,763
	Oil, Gas & Consumable Fuels – 33.2%
41,950	Cheniere Energy, Inc.	5,575,155
238,155	DT Midstream, Inc. (a)	12,646,031
222,596	Enbridge, Inc.	9,611,695
246,370	Keyera Corp. (CAD) (a)	5,770,986
555,595	Kinder Morgan, Inc. (a) (c)	9,667,353
165,784	ONEOK, Inc. (a) (c)	10,825,695

First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
60,000	Shell PLC, ADR	$3,143,400
407,379	TC Energy Corp. (a)	21,880,326
604,652	Williams (The) Cos., Inc. (a) (c)	18,913,515
		98,034,156
	Semiconductors & Semiconductor Equipment – 0.1%
2,000	Enphase Energy, Inc. (d)	333,400
	Water Utilities – 0.2%
3,500	American Water Works Co., Inc.	528,815
	Total Common Stocks	204,522,086
	(Cost $161,247,819)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 59.9%
	Chemicals – 3.3%
370,198	Westlake Chemical Partners, L.P. (a)	9,739,909
	Gas Utilities – 0.8%
165,600	Suburban Propane Partners, L.P. (a)	2,472,408
	Independent Power & Renewable Electricity Producers – 1.9%
73,261	NextEra Energy Partners, L.P. (a) (e)	5,715,091
	Oil, Gas & Consumable Fuels – 53.9%
446,807	Cheniere Energy Partners, L.P. (a)	24,123,110
2,195,767	Energy Transfer, L.P. (a)	22,265,077
1,392,016	Enterprise Products Partners, L.P. (a)	33,993,031
387,800	Hess Midstream, L.P., Class A (e)	12,394,088
300,286	Holly Energy Partners, L.P. (a)	4,990,753
605,674	Magellan Midstream Partners, L.P. (a)	29,387,303
375,000	MPLX, L.P.	12,292,500
1,104,221	Plains All American Pipeline, L.P. (a)	11,671,616
569,588	Shell Midstream Partners, L.P. (a)	7,968,536
		159,086,014
	Total Master Limited Partnerships	177,013,422
	(Cost $90,217,232)
	Total Investments – 129.1%	381,535,508
	(Cost $251,465,051)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.2)%
(3,400)	Kinder Morgan, Inc.	$(5,916,000)	$18.00	03/18/22	(57,800)
(507)	ONEOK, Inc.	(3,310,710)	62.50	03/18/22	(197,730)
(1,120)	Public Service Enterprise Group, Inc.	(7,260,960)	70.00	03/18/22	(11,200)
(4,766)	Williams (The) Cos., Inc.	(14,908,048)	31.00	03/18/22	(381,280)
	Total Call Options Written				(648,010)
	(Premiums received $386,020)

Outstanding Loan – (25.6)%	(75,700,000)
Net Other Assets and Liabilities – (3.3)%	(9,741,863)
Net Assets – 100.0%	$295,445,635

First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
(a)	All or a portion of this security serves as collateral on the outstanding loan.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At February 28, 2022, the security noted as such is valued at $335,439 or 0.1% of net assets. The security is fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, the security is typically valued at the last sale price on the exchange on which it is principally traded.
(c)	All or a portion of this security’s position represents cover for outstanding options written.
(d)	Non-income producing security.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of February 28, 2022 is as follows:
ASSETS TABLE
	Total Value at 2/28/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Independent Power & Renewable Electricity Producers	$ 2,954,756	$ 2,619,317	$ 335,439	$ —
Other industry categories*	201,567,330	201,567,330	—	—
Master Limited Partnerships*	177,013,422	177,013,422	—	—
Total Investments	$ 381,535,508	$ 381,200,069	$ 335,439	$—

LIABILITIES TABLE
	Total Value at 2/28/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (648,010)	$ (648,010)	$ —	$ —

*	See Portfolio of Investments for industry breakout.